Securities purchased (sold) under resale (repurchase) agreements (Tables)	12 Months Ended
Dec. 31, 2022
Securities purchased under agreements to resell [Abstract]
Summary of securities purchased under agreements to resell	Securities purchased under resale agreements

	2022	2021

Collateral held	834,975	3,322,254
National Treasury Notes (NTNs) (i)	645,188	2,671,122
National Treasury Bills (LTNs) (i)	—	544,546
Debentures (ii)	84,065	37,688
Real Estate Receivable Certificates (CRI) (ii)	82,633	43,397
Other	23,089	25,501

Collateral repledge	6,771,526	5,574,846
National Treasury Bills (LTNs) (i)	227,713	—
National Treasury Notes (NTNs) (i)	2,842,159	1,556,303
Debentures (ii)	929,346	906,519
Real Estate Receivable Certificates (CRI) (ii)	2,019,639	2,586,893
Financial credit bills (LF) (ii)	—	525,131
Agribusiness Receivables Certificates (CRA)	101,091	—
Agribusiness Credit Bill	171,730	—
Other	479,848	—

Expected Credit Loss (iii)	(2,681)	(2,569)

Total	7,603,820	8,894,531

(i)    Investments in purchase and sale commitments collateral-backed by sovereign debt securities refer to transactions involving the purchase of sovereign debt securities with a commitment to sale originated mainly in the subsidiaries XP CCTVM, Banco XP and in exclusive funds.
(ii)    Refers to fixed-rate fixed-income assets, which are low-risk investments collateral-backed.
(iii)    The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.
As of December 31, 2022, securities purchased under resale agreements were carried out at average interest rates of 13.65% p.a. (9.15% p.a. as of December 31, 2021).

Summary of securities sold under repurchase agreements	Securities sold under repurchase agreements

	2022	2021

National Treasury Bills (LTNs)	8,569,145	3,325,188
National Treasury Notes (NTNs)	12,347,218	10,098,672
Financial Treasury Bills (LFTs)	533,509	7,515,712
Debentures	1,831,846	553,953
Real Estate Receivable Certificates (CRI)	6,471,410	4,324,155
Financial credit bills (LF)	1,111,890	463,665
Agribusiness Receivables Certificates (CRA)	925,073	—
Total	31,790,091	26,281,345